American Century Asset Allocation Portfolios, Inc. Statement of Additional Information
Supplement dated January 21, 2023 ■ Statement of Additional Information dated December 1, 2022

The following replaces the Accounts Managed table and footnotes in the Service Providers — Portfolio Managers section on page 38:

Accounts Managed (As of July 31, 2022)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Radu Gabudean	Number of Accounts	30	96	6
	Assets	$19.8 billion[1]	$21.7 billion	$6.2 million
Brian L. Garbe[2]	Number of Accounts	29	30	6
	Assets	$19.1 billion[3]	$13.9 billion	$6.2 million
Vidya Rajappa	Number of Accounts	30	96	6
	Assets	$19.8 billion[1]	$21.7 billion	$6.2 million
Richard Weiss	Number of Accounts	30	97	6
	Assets	$19.8 billion[1]	$21.9 billion	$6.2 million
Scott Wilson	Number of Accounts	29	96	6
	Assets	$19.7 billion[1]	$21.7 billion	$6.2 million
1    Includes $2.0 billion in One Choice In Retirement Portfolio, $2.0 billion in One Choice 2025 Portfolio, $1.8 billion in One Choice 2030 Portfolio, $2.1 billion in One Choice 2035 Portfolio, $1.4 billion in One Choice 2040 Portfolio, $1.5 billion in One Choice 2045 Portfolio, $1.1 billion in One Choice 2050 Portfolio, $727.1 million in One Choice 2055 Portfolio, $310.7 million in One Choice 2060 Portfolio, $25.4 million in One Choice 2065 Portfolio, $4.2 million in One Choice Blend+ 2015 Portfolio, $7.5 million in One Choice Blend+ 2020 Portfolio, $22.6 million in One Choice Blend+ 2025 Portfolio, $24.0 million in One Choice Blend+ 2030 Portfolio, $23.8 million in One Choice Blend+ 2035 Portfolio, $21.2 million in One Choice Blend+ 2040 Portfolio, $24.1 million in One Choice Blend+ 2045 Portfolio, $16.7 million in One Choice Blend+ 2050 Portfolio, $10.4 million in One Choice Blend+ 2055 Portfolio, $4.6 million in One Choice Blend+ 2060 Portfolio, $2.3 million in One Choice Blend+ 2065 Portfolio, $498.7 million in One Choice Portfolio: Very Conservative, $1.3 billion in One Choice Portfolio: Conservative, $1.8 billion in One Choice Portfolio: Moderate, $911.3 million in One Choice Portfolio: Aggressive, and $337.0 million in One Choice Portfolio: Very Aggressive.
2    Information for Mr. Garbe provided as of January 13, 2023.
3    Includes $1.9 billion in One Choice In Retirement Portfolio, $1.8 billion in One Choice 2025 Portfolio, $1.7 billion in One Choice 2030 Portfolio, $2.0 billion in One Choice 2035 Portfolio, $1.4 billion in One Choice 2040 Portfolio, $1.5 billion in One Choice 2045 Portfolio, $1.1 billion in One Choice 2050 Portfolio, $740.4 million in One Choice 2055 Portfolio, $334.7 million in One Choice 2060 Portfolio, $38.2 million in One Choice 2065 Portfolio, $3.8 million in One Choice Blend+ 2015 Portfolio, $12.5 million in One Choice Blend+ 2020 Portfolio, $25.5 million in One Choice Blend+ 2025 Portfolio, $28.4 million in One Choice Blend+ 2030 Portfolio, $26.0 million in One Choice Blend+ 2035 Portfolio, $24.9 million in One Choice Blend+ 2040 Portfolio, $28.0 million in One Choice Blend+ 2045 Portfolio, $19.6 million in One Choice Blend+ 2050 Portfolio, $11.4 million in One Choice Blend+ 2055 Portfolio, $6.8 million in One Choice Blend+ 2060 Portfolio, $2.5 million in One Choice Blend+ 2065 Portfolio, $463.7 million in One Choice Portfolio: Very Conservative, $1.2 billion in One Choice Portfolio: Conservative, $1.8 billion in One Choice Portfolio: Moderate, $890.0 million in One Choice Portfolio: Aggressive, and $333.9 million in One Choice Portfolio: Very Aggressive.

The following replaces the Ownership of Securities table and footnotes in the Service Providers — Portfolio Managers — Ownership of Securities section on page 41:

Ownership of Securities
	Radu Gabudean	Brian L. Garbe[1]	Vidya Rajappa	Richard Weiss	Scott Wilson
One Choice In Retirement Portfolio	A	A	A	G	A
One Choice 2025 Portfolio	A	A	A	A	A
One Choice 2030 Portfolio	A2	A3	A	A	A
One Choice 2035 Portfolio	A	A	A	A	A
One Choice 2040 Portfolio	A	A	A	A	A
One Choice 2045 Portfolio	A	A	A	A	F
One Choice 2050 Portfolio	A	A	A	A	A
One Choice 2055 Portfolio	A	A	A	A	A
One Choice 2060 Portfolio	A4	A	A	A	A
One Choice 2065 Portfolio	A5	A	A	A	A
One Choice Blend+ 2015 Portfolio	A	A	A	A	A
One Choice Blend+ 2020 Portfolio	A	A	A	A	A
One Choice Blend+ 2025 Portfolio	A	A	A	A	A
One Choice Blend+ 2030 Portfolio	A	A	A	A	A
One Choice Blend+ 2035 Portfolio	A	A	A	A	A
One Choice Blend+ 2040 Portfolio	A	A	A	A	A
One Choice Blend+ 2045 Portfolio	A	A	A	A	A
One Choice Blend+ 2050 Portfolio	A	A	A	A	A
One Choice Blend+ 2055 Portfolio	A	A	A	A	A
One Choice Blend+ 2060 Portfolio	A	A	A	A	A
One Choice Blend+ 2065 Portfolio	A	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	A	A	A
One Choice Portfolio: Conservative	A	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	E	A	A
Ranges: A - none; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E - $100,001-$500,000; F - $500,001-$1,000,000; G - More than $1,000,000.
1    Information for Mr. Garbe provided as of January 13, 2023.
2    This figure excludes 401(k) investments in a collective trust vehicle that is managed substantially the same as One Choice 2030 Portfolio. Inclusion of such 401(k) investments would result in the amount categorized in the table as a B.
3    This figure excludes 401(k) investments in a collective trust vehicle that is managed substantially the same as One Choice 2030 Portfolio. Inclusion of such 401(k) investments would result in the amount categorized in the table as an E.
4    This figure excludes 401(k) investments in a collective trust vehicle that is managed substantially the same as One Choice 2060 Portfolio. Inclusion of such 401(k) investments would result in the amount categorized in the table as an E.
5    This figure excludes 401(k) investments in a collective trust vehicle that is managed substantially the same as One Choice 2065 Portfolio. Inclusion of such 401(k) investments would result in the amount categorized in the table as a E.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-97982 2301